SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Share Capital
SHARE CAPITAL

21. SHARE CAPITAL

On February 21, 2023, our shareholders approved and adopted an amended and restated memorandum and articles of association (the “Amended M&A”), which changed the authorized issued share capital of the Company from US$4,800,000 divided into 200,000,000 ordinary shares with a par value of US$0.024 each, to (i) 250,000,000 ordinary shares re-designated as (a) 200,000,000 Class A ordinary shares with no par value each, and (b) 50,000,000 Class B ordinary shares with no par value each, and (ii) 50,000,000 preferred shares with no par value each, (the “Re-Designation of the Authorized Capital”). Each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. In connection with the Re-Designation of the Authorized Capital, 977,755 ) ordinary shares (pre-reverse split) owned by Mr. Weilai (Will) Zhang then were converted into 977,755 ) Class B ordinary shares (pre-reverse split), and the rest of the then outstanding and issued outstanding ordinary shares were converted into Class A ordinary shares on an one-for-one basis.

	December 31, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	December 31, 2024	December 31, 2023
	Number	Number
	of shares	of shares
Issued:	952,079	82,087
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	82,087	20,933
Issuance of new shares for equity financing	526,090	26,562
Warrants exercised and buy-back	36,402	-
Note conversion into shares	178,104	1,772
Equity compensation	130,185	32,820
At December 31	952,868	82,087

 On April 3, 2025, we effected a 1-for-40 reverse split of its issued and outstanding Class A ordinary shares. The table above reflected the effect of 1-for-40 reverse split.

Equity Financing

On February 12, 2021, we entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,235 (pre-reverse split) common shares, at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,235 (pre-reverse split) common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

On June 10, 2021, we commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with three institutional accredited investors pursuant to which it sold 913,875of the Company’s common shares (pre-reverse split) at the per share price of $3.48 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 ((pre-reverse split)) common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, we issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

On September 30, 2022, we commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with two institutional accredited investors pursuant to which it sold 1,666,667 of the Company’s common shares (pre-reverse split) at the per share price of $0.60. In a concurrent private placement, the Company sold to such investors warrants to purchase 1,666,667 (pre-reverse split) common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $0.82, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $1,000,000, before the payment of commissions and expenses. The offering was closed on October 4, 2022.

In addition, we issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $0.75.

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

On January 10, 2023, we entered into a certain securities purchase agreement (the “SPA”) with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another sophisticated purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 162,500 ordinary shares (pre-reverse split), at a per share purchase price of $8.0 (the “Offering”). This Offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this Offering are $1.3 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes. The Offering closed on January 12, 2023.

On January 13, 2023, we entered into a certain securities purchase agreement (the “SPA”) with a certain purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 123,457 Class A ordinary shares (pre-reverse split), at a per share purchase price of $8.1 (the “Offering”), the closing price of the Ordinary Shares on the Nasdaq Capital Market as of January 10, 2023. The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes.

On March 30, 2023, we entered into a certain securities purchase agreement (the “SPA”) with five sophisticated investors (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 568,182 Class A ordinary shares (pre-reverse split), at a per share purchase price of $8.8 (the “Offering”). Upon closing of this offering, these two beneficial owners of the Purchasers will have approximately 15.15% of the total voting power of the Company, and the Company’s CEO and Chairman, Weilai (Will) Zhang, will have about 52.13% of the total voting power of the Company. The gross proceeds to the Company from this Offering are approximately $5 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on April 12, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On August 2, 2023, we entered into a certain securities purchase agreement with an investor, pursuant to which the Company agreed to sell 208,333 Class A ordinary shares (pre-reverse split), at a per share purchase price of $4.8 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on August 2, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On February 23, 2024, we entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,300,000 Class A ordinary shares (pre-reverse split), at a per share purchase price of $1.00. The gross proceeds to the Company from this offering are approximately $1.30 million, before deducting any fees or expenses. In a concurrent private placement, the Company also issued the investors warrants to purchase up to 1,300,000 (pre-reverse split) shares. Each warrant was exercisable for one Class A ordinary share. The warrants had an initial exercise price of $1.10 per share and are exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date. The 1,300,000 (pre-reverse split) warrants were fully exercised on June 28, 2024.

On March 15, 2024, we entered into a securities purchase agreement (with several investors, pursuant to which we agreed to sell 1,727,941 Class A ordinary shares (pre-reverse split), at a per share purchase price of $1.36. The gross proceeds to the Company from this offering are approximately $2.35 million, before deducting any fees or expenses.

On May 28, 2024, we entered into securities purchase agreement (with certain investors pursuant to which we agreed to sell 102,041 Class A ordinary shares (pre-reverse split), (at a per share purchase price of $0.98. The gross proceeds to the Company from this offering are approximately $100,000, before deducting any fees or expenses.

On June 28, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 108,085 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $1.602. The gross proceeds to the Company from this offering are approximately $250,000, before deducting any fees or expenses.

On July 31, 2024, we entered into a securities purchase agreement with several investors, pursuant to which we agreed to sell 500,000 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $2.5. The gross proceeds to the Company from this offering are approximately $1,250,000, before deducting any fees or expenses.

On September 30, 2024, we entered into a securities purchase agreement with several investors, pursuant to which we agreed to sell 2,323,945 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.71. The gross proceeds to the Company from this offering are approximately $1,650,000, before deducting any fees or expenses.

On October 16, 2024, we entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 310,592 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.48. The gross proceeds to the Company from this offering are approximately $150,000, before deducting any fees or expenses.

On October 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 10,500,000 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.38. The gross proceeds to the Company from this offering are approximately $3,990,000, before deducting any fees or expenses.

On November 14, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 2,040,816 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.49. The gross proceeds to the Company from this offering are approximately $1,000,000, before deducting any fees or expenses.

On December 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 2,130,177 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.17. The gross proceeds to the Company from this offering are approximately $360,000, before deducting any fees or expenses.

Following is a summary of the warrant activity (post-reverse stock split effective on April 3, 2025) for the years ended December 31, 2024 and 2023:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2023	9,254	$868.00	4.02
Exercisable at January 1, 2023	9,254	$868.00	4.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	180	1,524	—
Outstanding at December 31, 2023	9,074	852.80	2.24
Exercisable at December 31, 2023	9,074	852.80	2.24
Granted	32,500	44.00	—
Exercised	35,271	42.00	—
Warrants buy-back	5,051
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	1,252	$1,391.60	1.24
Exercisable at December 31, 2024	1,252	$1,391.60	1.24

During the year ended December 31, 2024, a total of 35,271 shares of warrants were exercised into 36,402 shares of the Company’s common stock of which, 32,500 shares of warrants were exercised cashless into 32,500 common shares for total proceeds of USD 1,430,000: however, the company paid $202,000 for buyback of 5,051 shares.

Share-based Compensation

From January to December 31, 2022, the Company issued aggregate of 110,343 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense. The fair value of 110,343 (pre-reverse split) shares was USD 87,000. From January to December 31, 2022, the Company issued aggregate of 268,331 (pre-reverse split) shares to its Chief Executive Officer as stock compensation expense. The fair value of 268,331 (pre-reverse split) shares was USD 210,000. From January to December 31, 2022, the Company issued aggregate of 36,408 (pre-reverse split) shares to its employee as stock compensation expense. The fair value of 36,408 (pre-reverse split) shares was USD 9,000.

From January to December 31, 2023, the Company issued aggregate of 29,234 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense. The fair value of 29,234 (pre-reverse split) shares was USD 90,000. From January to December 31, 2023, the Company issued aggregate of 171,338 (pre-reverse split) shares to its Chief Executive Officer as stock compensation expense. The fair value of 171,338  (pre-reverse split) shares was USD 765,000. From January to December 31, 2023, the Company issued aggregate of 168,000 (pre-reverse split) shares to its directors as stock compensation expense. The fair value of 168,000 (pre-reverse split) shares was USD 991,000. From January to December 31, 2023, the Company issued aggregate of 224,793 (pre-reverse split) shares to its employees as stock compensation expense. The fair value of 224,793 (pre-reverse split) shares was USD 2,434,000. From January to December 31, 2023, the Company issued aggregate of 719,428 (pre-reverse split) shares to its consultants or consulting firms as stock compensation expense. The fair value of 719,428 (pre-reverse split) shares was USD 2,686,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 463,205 (pre-reverse split) shares to its Chief Financial Officer as Share Compensation expense. The fair value of 463,205 (pre-reverse split) shares was $245,600.

From January 1 to December 31, 2024, the Company issued an aggregate of 256,410 class B shares (pre-reverse split) to its Chief Executive Officer as a Share Compensation expense. The fair value of 256,410 (pre-reverse split) shares was $80,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 2,100,000 class B shares (pre-reverse split) to its Chief Executive Officer as a Share Compensation expense. The fair value of 2,100,000 (pre-reverse split) shares was $3,366,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 886,000 (pre-reverse split) shares to its directors as a Share Compensation expense. The fair value of 886,000 (pre-reverse split) shares was $1,311,280.

From January 1 to December 31, 2024, the Company issued an aggregate of 910,490 (pre-reverse split) shares to its employees as a Share Compensation expense. The fair value of 910,490 (pre-reverse split) shares was $540,340.

From January 1 to December 31, 2024, the Company issued aggregate of 591,278 (pre-reverse split) shares to its consultants or consulting firms as Share Compensation expense. The fair value of 591,728 (pre-reverse split) shares was $795,097.